Non-cash share-based compensation - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value Calyxt (Detail) - RSU Calyxt 2017 [member] - Calyxt Inc. [member]	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity outstanding, beginning balance	547,807
Number of restricted stock units outstanding, granted	234,504
Number of restricted stock units outstanding, vested	(69,323)
Number of restricted stock units outstanding, cancelled	(133,348)
Number of equity outstanding, ending balance	579,640
Weighted average grant date fair value, beginning balance	$ 9.49
Weighted average grant date fair Value, granted	5.61
Weighted average grant date fair value, vested	9.25
Weighted average grant date fair Value, cancelled	12.49
Weighted average grant date fair value, ending balance	$ 7.26